Earnings per Unit and Cash Distributions - Additional Information (Detail) - $ / shares				1 Months Ended	12 Months Ended
	Jun. 02, 2015	Jun. 27, 2014	Apr. 15, 2013	Apr. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Distribution Made to Limited Partner [Line Items]
Percentage of general partner interest	2.00%	2.00%			2.00%	2.00%
KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest					0.30%
Number of common units and subordinated units outstanding					90,368
First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit					$ 0.43125
Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit					0.46875
Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit					0.5625
Minimum Quarterly Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distribution, per unit					$ 0.375
Additional Available Cash From Operating Surplus [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					98.00%
Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					85.00%
Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					75.00%
Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					50.00%
Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					98.00%
Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					98.00%
Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					85.00%
Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					50.00%
Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Fourth Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					75.00%
IDR Holders [Member]
Distribution Made to Limited Partner [Line Items]
Earnings per unit, basic and diluted			$ 0
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					13.00%
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					23.00%
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					48.00%
IDR Holders [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					13.00%
IDR Holders [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					48.00%
IDR Holders [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Fourth Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					23.00%
Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest					66.80%
Number of common units and subordinated units outstanding					18,536,226
Common Units [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					98.00%
Common Units [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					98.00%
General Partner Unit [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of general partner interest				2.00%
Number of General Partner Units Outstanding					558,674	456,633	349,694
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of general partner interest					2.01%
Number of General Partner Units Outstanding					558,674
General Partner Unit [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
General Partner Unit [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Fourth Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					2.00%
Subordinated Units [Member] | KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest					30.90%
Number of common units and subordinated units outstanding					8,567,500
Subordinated Units [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					98.00%